Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2020-2020) (Parenthetical) (Detail) - Plan 2020-23 [member]	12 Months Ended
Dec. 31, 2020
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	7 months
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average life of plan	31 months